Liquidity and Going Concern (Details) shares in Thousands, $ in Thousands, € in Millions				12 Months Ended
	Mar. 30, 2025 USD ($)	Mar. 30, 2025 EUR (€)	Sep. 13, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Operating income (loss)				$ (24,669)	$ (45,883)
Cash and cash equivalents				37,646	54,853	$ 86,184
Debt				33,727
Current portion of long-term debt (note 16)				14,660	14,108
Minimum cash requirement					15
Debt and capital lease obligations				33,727	45,065
Treasury stock reissued (in shares) | shares			35
Subsequent Event
Debt Instrument [Line Items]
Purchase price	$ 73,100	€ 67.7
Potential Earnouts	$ 6,500	€ 6.0
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations				31,740	42,879
Secured Debt | EDC
Debt Instrument [Line Items]
Debt and capital lease obligations				$ 6,836	$ 10,763